UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2015 (Unaudited)

Common Stocks--96.3%	Shares		Value ($)
Banks--1.2%
Wells Fargo & Co.	1,040,100		56,581,440
Capital Goods--3.7%
Berkshire Hathaway, Cl. A	290	a,b	63,075,000
Caterpillar	454,900		36,405,647
United Technologies	557,650		65,356,580
			164,837,227
Consumer Durables & Apparel--1.4%
Christian Dior	297,650		55,911,087
Hermes International	16,995		5,999,160
			61,910,247
Consumer Services--1.1%
McDonald's	493,600		48,096,384
Diversified Financials--9.2%
American Express	852,550		66,601,206
BlackRock	244,150		89,319,836
Franklin Resources	1,230,349		63,141,511
JPMorgan Chase & Co.	1,759,900		106,614,742
State Street	705,800		51,897,474
Visa, Cl. A	520,000		34,013,200
			411,587,969
Energy--12.8%
California Resources	438,860		3,339,725
Canadian Natural Resources	584,800		17,959,208
Chevron	1,448,800		152,095,024
ConocoPhillips	1,074,500		66,898,370
Exxon Mobil	2,225,298		189,150,330
Imperial Oil	1,085,650		43,295,722
Occidental Petroleum	1,070,400		78,139,200
Phillips 66	283,200		22,259,520
			573,137,099
Food & Staples Retailing--2.2%
Walgreens Boots Alliance	1,020,575		86,422,291
Whole Foods Market	287,750		14,986,020
			101,408,311
Food, Beverage & Tobacco--18.5%
Altria Group	2,174,390		108,762,988
Anheuser-Busch InBev, ADR	411,300		50,141,583
Coca-Cola	4,072,800		165,152,040
Diageo, ADR	403,600		44,626,052
Nestle, ADR	1,697,150		127,659,623
PepsiCo	817,400		78,159,788
Philip Morris International	2,691,950		202,784,593
SABMiller	1,006,300		52,658,161
			829,944,828
Health Care Equipment & Services--1.7%
Abbott Laboratories	1,642,200		76,083,126
Household & Personal Products--4.2%
Estee Lauder, Cl. A	1,021,750		84,968,730
Procter & Gamble	1,245,800		102,080,852
			187,049,582
Insurance--1.4%

ACE	550,700		61,397,543
Materials--1.8%
Air Products & Chemicals	133,550		20,203,444
Praxair	493,350		59,567,079
			79,770,523
Media--6.2%
Comcast, Cl. A	1,166,700	a	65,883,549
McGraw-Hill Financial	414,850		42,895,490
Twenty-First Century Fox, Cl. A	1,677,658		56,771,947
Twenty-First Century Fox, Cl. B	527,150		17,332,692
Walt Disney	933,450		97,909,570
			280,793,248
Pharmaceuticals, Biotech & Life Sciences--10.9%
AbbVie	1,600,450		93,690,343
Celgene	100,000	b	11,528,000
Gilead Sciences	476,300	b	46,739,319
Johnson & Johnson	484,800		48,770,880
Novartis, ADR	743,300		73,296,813
Novo Nordisk, ADR	2,186,600		116,742,574
Roche Holding, ADR	2,825,200		97,130,376
			487,898,305
Retailing--1.5%
Wal-Mart Stores	839,250		69,028,312
Semiconductors & Semiconductor Equipment--3.5%
Intel	1,328,350		41,537,504
Texas Instruments	1,738,400		99,410,404
Xilinx	435,800		18,434,340
			159,382,248
Software & Services--5.7%
Automatic Data Processing	748,500		64,101,540
Facebook, Cl. A	540,000	b	44,396,100
International Business Machines	535,050		85,875,525
Oracle	1,416,850		61,137,078
			255,510,243
Technology Hardware & Equipment--6.6%
Apple	2,005,400		249,531,922
QUALCOMM	667,100		46,256,714
			295,788,636
Transportation--2.7%
Canadian Pacific Railway	401,400		73,335,780
Union Pacific	452,800		49,042,768
			122,378,548
Total Common Stocks
(cost $2,185,197,814)			4,322,583,819

Other Investment--2.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $121,912,000)	121,912,000	[c]	121,912,000
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,257,786)	4,257,786	[c]	4,257,786
Total Investments (cost $2,311,367,600)	99.1%		4,448,753,605

Cash and Receivables (Net)	.9%	41,123,229
Net Assets	100.0%	4,489,876,834

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $36,602,750 and the value of the collateral held by the fund was $37,647,203, consisting of cash collateral of $4,257,786 and U.S. Government &
Agency securities valued at $33,389,417.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $2,137,386,005 of which $2,153,476,802 related to appreciated investment securities and $16,090,797 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	18.5
Energy	12.8
Pharmaceuticals, Biotech & Life Sciences	10.9
Diversified Financials	9.2
Technology Hardware & Equipment	6.6
Media	6.2
Software & Services	5.7
Household & Personal Products	4.2
Capital Goods	3.7
Semiconductors & Semiconductor Equipment	3.5
Money Market Investments	2.8
Transportation	2.7
Food & Staples Retailing	2.2
Materials	1.8
Health Care Equipment & Services	1.7
Retailing	1.5
Consumer Durables & Apparel	1.4
Insurance	1.4
Banks	1.2
Consumer Services	1.1
99.1
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	3,563,827,680	-	-	3,563,827,680
Equity Securities - Foreign Common Stocks+	644,187,731	114,568,408 ++	-	758,756,139
Mutual Funds	126,169,786	-	-	126,169,786

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)